Financial instruments related to commodity contracts - Market related risks (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 6.6	$ 22.1	$ 7.4
Trading & Shipping | High
Market related risk
Value at risk	28.4	24.6	11.6
Trading & Shipping | Low
Market related risk
Value at risk	4.1	7.2	5.5
Trading & Shipping | Average
Market related risk
Value at risk	$ 15.6	$ 14.0	$ 8.6
Gas, Renewables & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 4.2	$ 2.1	$ 8.0
Gas, Renewables & Power | High
Market related risk
Value at risk	12.5	8.4	15.8
Gas, Renewables & Power | Low
Market related risk
Value at risk	2.8	2.0	2.0
Gas, Renewables & Power | Average
Market related risk
Value at risk	$ 6.3	$ 3.9	$ 7.1